UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  December 31, 2008

Item 1. Report to Stockholders.

PROSPECTOR CAPITAL APPRECIATION FUND
PROSPECTOR OPPORTUNITY FUND

ANNUAL REPORT

www.prospectorfunds.com	DECEMBER 31, 2008

PROSPECTOR FUNDS, INC.

JANUARY 20, 2009

To the Shareholders and Directors of Prospector Capital Appreciation Fund and Prospector Opportunity Fund:

If 2008 had been a pick-up basketball game, we’d mutter an expletive or two and direct the Prospector organization to forget it and move on.  With so much at stake, a postmortem – both from the viewpoint of overall financial markets specifically and our mistakes and successes – is required.  This was a wild year, and fully deserving its “unprecedented” label.

It was the S&P 500’s worst performance in the last 70 years, with 60% of equity mutual funds losing even more.  Besides the magnitude of the stock market’s decline, the most unusual thing about 2008 was the absence of hiding places.  Only with hindsight would an equity investor have loaded up on long Treasuries or pork bellies.  Sectors long considered bear market resistant just weren’t.  In part, formerly recession resistant businesses have gradually adopted more aggressive balance sheets and become credit vulnerable.  A bigger factor was investor panic – whether exemplified by hedge fund/mutual fund redemptions or forced speculative liquidation – which hit risk related securities with overpowering impact.

Of course, investors had ample reason to panic. They were losing money not only on equities and commodities but on all sorts of heretofore “safe” investments – including money market funds, high quality preferreds, all kinds of mortgage-related securities including AAA structureds, et cetera.  Investor pessimism was compounded by concerns that the large brokers who provide clearing, custody and prime brokerage to many small and mid-size investors were in danger of closing – trapping wealth.  Then confidence was further shaken by Madoff – the alleged all-time biggest Ponzi scheme and a hedge fund black mark.  It’s hard to fathom how he pulled it off for so long.

Whether the equity market bottomed on October 10th when most individual stocks hit 52-week lows, or November 21st when the S&P 500 hit 750 or possibly still hasn’t bottomed, it’s fallen more than 50% from its October 2007 highs.  Since that peak, your Prospector managed portfolios held up much better.  That sounds better than it is.  Despite the strong relative performance, we exposed our clients to considerable downside volatility.  It’s all the more painful given that through June 2008 we had largely avoided loss.  At that point, Bear Stearns’ bankruptcy prompted us to become less defensive just as the financial crisis expanded and began to seriously impact real economic activity.  It was a strategic mistake in a year when it was easy to compound misfortune with tactical miscues.

Why did we get it wrong?  For the simple reason that long experience has taught us that major financial institution bankruptcies/embarrassments have nearly always been buying opportunities – Franklin National, Continental Illinois, Long Term Capital Management, et cetera.  We’ll bet that historians 50 years on will likely still find that investing rule intact – they’ll just lump Bear with Lehman, AIG et al.  For those of us who lived the last six months, however, it was very different. In hindsight, we didn’t foresee how bad things would get.  We anticipated the subprime mortgage problem, for example, but not how it would infect just about every major bank.  Nor did we appreciate the extent of irresponsible leverage nearly everywhere and the flight from risk assets that this would trigger.  It was almost easy sidestepping the 2000-2002 bear market; by not foolishly buying dotcoms and technology bubble related stocks you were more than halfway home. Protecting capital this time was a lot harder.

One small comfort falls out of the 2008 portfolio review - the scarcity of “permanent value destruction” situations.  By this we mean stocks with no meaningful recovery potential either because of bankruptcy, abusive merger or dilu-

PROSPECTOR FUNDS, INC.

tive capital raise.  Your portfolios did not own Lehman, AIG, SCA, Ambac, MBIA or the many others.  We avoided those stocks for the right reasons, but didn’t recognize the extent their problems would hurt what we did own.

Our cautious view on the economy helped us to avoid investing heavily in the technology, industrial, and consumer discretionary sectors.  These sectors were punished by disappointing sales and shrinking margins.

Prospector Capital Appreciation Fund Highlights

With the S&P 500, our benchmark index for this portfolio, down by 37.00% for the one-year period ended December 31, 2008, we will grudgingly settle for our down 26.67% result.  We started 2008 with a large commitment to convertible bonds.  That was good positioning.  Furthermore, our selection process with its focus on relatively low duration and significant bond-only value gave us much better returns than the asset class generally.  Nevertheless we were surprised by what we did lose.  Beyond inevitable individual security selection mistakes and hedge fund redemption pressure, there was an unprecedented credit spread widening and flight from even the smallest risk.  One of our largest convertible holdings, AngloGold Ashanti 2 3/8% maturing 2/27/09 is a perfect illustration.  While not surprised to lose a small equity participation premium, we were very surprised when these bonds sold for 90 cents on the dollar in October with a yield to maturity near 40%.  As this is being written the security is more sensibly priced near par, but for a client shocked by interim performance numbers, the damage was done. It was that kind of year.

Our energy investments were a mixed bag.  Early in the year we gradually trimmed positions as oil soared toward its $147 per barrel high.  Stocks heavily sold, such as Clayton Williams and McMoran Exploration, were among our best contributors to portfolio performance.  Unfortunately, we more than offset this success by buying industry laggards, including Nexen and Petro Canada, which made our worst losers list.

While converts were the 2008 portfolio good and our energy investments the bad, the independent electricity generators, gold mining and energy victims’ themes all qualified as downright ugly.  Electricity tends to have very stable demand. On top of that one of our largest positions, Mirant, has nearly as much free cash as debt on the balance sheet. Nevertheless, this holding with its stable fundamentals had the biggest negative impact on portfolio 2008 performance, falling 50+%.  Calpine was also on our worst losers list.  Gold mining was another disappointment.  These stocks usually do quite well, even go up modestly, in bear markets but not this time.  Despite the fact that gold prices reached a new all-time high near $1,000 per ounce and dropped much less than most other commodities in the 3Q dark days, our miners fell by one-half to two-thirds.  Importantly we have not lost our enthusiasm for our electricity and gold mining positions.  We obviously wish we’d waited until October to buy them, but still expect good returns eventually.

Prospector Opportunity Fund Highlights

We take solace in our minus 19.14% result for the one-year period ended December 31, 2008, mostly due to the favorable comparisons with our benchmark indices, negative 33.79% reported by the Russell 2000 and negative 41.46% turned in by the Russell Midcap.

We entered and exited 2008 with overweight positions in financial services, consumer staples, and utilities.  This represented solid positioning for the difficult environment that followed.  Investing in small and midsized financial services companies was a good idea in 2008 as these sectors outperformed the broad Russell 2000 and Russell Midcap indices.  This result stood in sharp contrast to the disastrous results from investing in large capitalization

PROSPECTOR FUNDS, INC.

financial institutions.  The larger the institution, the more the leverage and the more exotic the assets.  As their larger competitors ran into trouble, we found opportunities among the smaller banks and insurers, such as Oritani Financial and Max Capital Group, Ltd .  We also benefitted handsomely from consolidation in the banking sector with our largest bank holding, Unionbancal, acquired at a hefty premium.

Our investments in consumer staples helped performance as well in 2008.  These types of companies typically outperform in difficult economic environments.  Again we profited from consolidation as our largest holding in this sector, UST, Inc, was acquired at a large premium.

Our overweight positioning in utilities should have helped more in 2008, but we suffered from poor stock selection.  Instead of owning plain vanilla, retail electric utilities, we chose to focus on the independent power producers, such as Mirant, who sell electricity wholesale.  Despite decent fundamentals, these companies were swept up in the derivatives storm, needing to hedge supply costs and customer credit risk.

Inflation/Deflation

With 40% annualized money supply growth, heavy government spending and central banks’ lending rate cuts, you’d think inflationary expectations would soar.  Not so.  In fact, deflation fears are rampant.  The economic downturn has precipitated demand cuts throughout our supply infrastructure.  Add in credit driven inventory destocking and speculative position liquidation, and you have the sharpest commodity price decline ever.  Then consider globalization’s impact on wages, the low CPI numbers reported, declining home prices and ravaged retirement accounts. Bingo, investors only see deflation.

We, on the other hand, look past the current modest deflation, heavily discount the possibility of virulent deflation, and are ultimately more worried about possible future price increases.  Inventories are being worked down across the board and most commodities are awfully cheap.  Some, like aluminum for example, are priced below variable production cost.  Either prices rise, production declines, or more likely some of both.  Combine that with our prejudiced view that wage rates typically benefit from a Democratic administration and higher prices seem more likely – lower prices improbable.

Could we be dead wrong on all this?  Well, you can measure current inflation/deflation consensus by the yield differential between TIPS (Treasury-Inflation-Protected Securities) and Treasuries.  Specifically, a ten-year Treasury now yields 2.35% compared to ten year TIPs 1.75%.  The implied inflation rate of .6% looks awfully low considering we’ve averaged 3-4% over the past 50 years, and recent monetary stimulus.  If the herd isn’t all on the same side of the boat, we can’t distinguish a bull from a cow.  It’s always extremely difficult predicting the future, but leaning against an overwhelming consensus has the potential to be profitable.

Outlook

Have you ever lived through such intense financial market pessimism?  Isn’t a 20% pop after a 50% decline puny?  Aren’t stocks overdue for a bigger rally?  Are zero risk Treasuries the least bit attractive alternative to equities?  Can you see another bank failure with long lines of customers seeking to withdraw deposits?  Doesn’t the aggressive fiscal and monetary policy make a repeat of the 1930’s unlikely?  Isn’t the tax loss selling season over? Has idle cash on the sideline been this large since 1990?  And finally, if you believe in stocks for the long term, just when will you own them?

PROSPECTOR FUNDS, INC.

The broad equity market has generated a negative return over the past ten years.  That statistic strongly suggests the potential for significant appreciation directly ahead (only the great depression an outlier.)  Not so surprisingly today’s fundamentals are poor, while valuations are reasonable and we are finding buying opportunities – as is always the case when prices are low.  Sure, there are plenty of depressing economic headlines ahead. Housing, which has been a key negative in the bear market may not bottom for a while if employment continues to fall. But it and the “real economy” generally will get better eventually.  Spreads on corporate bonds have recently ticked in the right direction – perhaps a harbinger of generally improving financial markets.  Of course, today’s additional uncertainty is whether investors can cope with possible negative short-term results while positioned for long-term gain.  Stated another way…does the client risk being wiped out by a margin call?  It seems unlikely prices will go significantly lower, but one is never sure.

It’s pretty clear what the Fed and our Government want:  They want credit to flow freely and spreads to shrink. They want housing to stabilize and hopefully improve. They want positive GDP numbers and flat to down unemployment numbers.  They want to drive people out of zero yielding T-bills into riskier assets.  All these things would be positive for stock prices.  Will they succeed?  Well, perhaps not if the dollar crashes, but otherwise we believe almost certainly yes.  In any case, we think that’s the way to bet.  Don’t fight the Fed.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

Performance data quoted represents past performance; past performance does not guarantee future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may hold restricted securities purchased through private placements.  Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.  The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.  The Russell Midcap Index is a subset of the Russell 1000® Index.  It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.  You cannot invest directly in an index.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments section in this report for a full listing of the Funds holdings.  Current and future portfolio holdings are subject to risk.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC. (02/09)

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	December 31, 2008	December 31, 2008
Capital Appreciation Fund	-26.67%	-22.02%
S&P 500 Index(2)	-37.00%	-32.69%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%)

	One Year Ended	Since Inception(1) to
	December 31, 2008	December 31, 2008
Opportunity Fund	-19.14%	-15.44%
Russell 2000 Index(2)	-33.79%	-31.11%
Russell Midcap Index(3)	-41.46%	-36.60%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

PROSPECTOR FUNDS, INC.

EXPENSE EXAMPLE
DECEMBER 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 – December 31, 2008).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (07/01/08)	Value (12/31/08)	(07/01/08 to 12/31/08)
Capital Appreciation Actual(2)	$1,000.00	$ 726.00	$6.51
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.60	7.61
Opportunity Actual(2)	1,000.00	822.40	6.87
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.60	7.61

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/366 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended December 31, 2008 of -27.40% and -17.76% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

SECTOR ALLOCATION (% OF NET ASSETS)
AS OF DECEMBER 31, 2008(1)(2)

Capital Appreciation Fund

TOP 10 HOLDINGS (% OF NET ASSETS)
AS OF DECEMBER 31, 2008(1)(3)

Capital Appreciation Fund

CMS Energy, 2.875%, 12/01/2024	6.0%
Mirant	5.7%
Barrick Gold	3.9%
E.I. Du Pont deNemours	3.5%
Newmont Mining	3.5%
Amgen, 0.125%, 02/01/2011	3.5%
Nexen	3.0%
Archer Daniels, 0.875%, 02/15/2014	2.9%
Unisource Energy	2.8%
AngloGold Ashanti, 2.375%, 02/27/2009	2.6%
(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

SECTOR ALLOCATION (% OF NET ASSETS)
AS OF DECEMBER 31, 2008(1)(2)

Opportunity Fund

TOP 10 HOLDINGS (% OF NET ASSETS)
AS OF DECEMBER 31, 2008(1)(3)

Opportunity Fund

Newmont Mining	3.0%
Platinum Underwriters Holdings	2.9%
AON	2.9%
Axis Capital Holdings	2.6%
Mirant	2.5%
Schering-Plough	2.4%
Hess	2.2%
SAIC	2.1%
Zenith National Insurance	2.1%
Nexen	2.1%
(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3)	AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 66.2%
Banks – 0.5%
Charter Financial	5,500	$49,500
Investors Bancorp*	1,000	13,430
Rockville Financial	1,400	19,558
Waterstone Financial*	6,400	21,440
		103,928
Chemicals – 4.0%
Chemtura	34,700	48,580
E.I. Du Pont de Nemours	27,900	705,870
Lubrizol	1,400	50,946
		805,396
Consumer Discretionary – 4.7%
Fortune Brands	4,400	181,632
H&R Block	15,700	356,704
Meredith	16,300	279,056
New York Times, Class A	9,900	72,567
Walt Disney	2,200	49,918
		939,877
Consumer Staples – 4.5%
Coca-Cola	3,000	135,810
Coca-Cola Enterprises	11,600	139,548
SUPERVALU	4,900	71,540
Tootsie Roll Industries	13,405	343,302
Viterra*	8,600	66,181
Walgreen	6,100	150,487
		906,868
Energy – 9.6%
Cimarex Energy	8,000	214,240
Clayton Williams Energy*	800	36,352
El Paso	8,700	68,121
Encore Acquisition*	3,700	94,424
Hess	4,500	241,380
Marathon Oil	5,000	136,800
Nexen	33,900	595,962
OPTI - Canada*	55,300	80,632
Parker Drilling*	13,000	37,700

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS – CONTINUED
DECEMBER 31, 2008

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 66.2% (CONTINUED)
Energy – 9.6% (Continued)
Petro - Canada	13,200	$288,948
Plains Exploration & Production*	5,435	126,309
		1,920,868
Healthcare – 1.9%
Pfizer	21,600	382,536
Industrials – 0.3%
Tyco International	2,900	62,640
Information Technology – 3.9%
Automatic Data Processing	8,600	338,324
Hewlett–Packard	5,400	195,966
Xerox	31,300	249,461
		783,751
Insurance – 7.5%
Arthur J. Gallagher	3,800	98,458
Berkshire Hathaway, Class B*	123	395,322
Cincinnati Financial	4,300	125,001
Donegal Group, Class A	2,000	33,540
Loews	8,200	231,650
Max Capital Group	9,400	166,380
Mercer Insurance Group	1,400	17,696
Platinum Underwriters Holdings	2,500	90,200
State Auto Financial	11,900	357,714
		1,515,961
Metals & Mining – 10.6%
Alcoa	6,700	75,442
AngloGold Ashanti - ADR	4,200	116,382
Barrick Gold	21,300	783,201
Gold Fields - ADR	38,700	384,291
Horsehead Holding*	1,400	6,580
Newmont Mining	17,300	704,110
Norsk Hydro - ADR	9,500	37,717
Northgate Minerals*	27,000	22,410
		2,130,133

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS – CONTINUED
DECEMBER 31, 2008

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 66.2% (CONTINUED)
Paper & Forest Products – 2.1%
Domtar*	76,200	$127,254
Graphic Packaging*	26,500	30,210
MeadWestvaco	9,800	109,662
Neenah Paper	6,400	56,576
TimberWest Forest	31,300	89,754
		413,456
Real Estate – 3.5%
Forestar Group*	19,000	180,880
Post Properties	31,100	513,150
Thomas Properties Group	6,800	17,612
		711,642
Utilities – 13.1%
Calpine*	51,488	374,833
Calpine - Escrow Shares*	775,000	31,000
Dynegy, Class A*	5,500	11,000
El Paso Electric*	3,000	54,270
Mirant*	61,100	1,152,957
MMC Energy*	8,000	7,040
NorthWestern	3,500	82,145
NV Energy	36,000	356,040
Unisource Energy	19,000	557,840
		2,627,125
Total Common Stocks
(Cost $19,747,636)		13,304,181

	Par
CONVERTIBLE CORPORATE BONDS – 30.2%
Amgen, 0.125%, 02/01/2011	$725,000	696,906
AMR, 4.500%, 02/15/2024	175,000	169,750
AngloGold Ashanti, 2.375%, 02/27/2009	530,000	519,400
Archer Daniels, 0.875%, 02/15/2014	600,000	585,000
Carnival, 0.500%, 04/29/2033	325,000	202,313
Century Aluminum, 1.750%, 08/01/2024	175,000	92,531
CMS Energy, 2.875%, 12/01/2024	1,400,000	1,212,750
Conseco, 3.500%, 09/30/2035	250,000	120,625
Eastman Kodak, 3.375%, 10/15/2033	625,000	503,906

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS – CONTINUED
DECEMBER 31, 2008

Capital Appreciation Fund

Description	Par	Value
CONVERTIBLE CORPORATE BONDS – 30.2% (CONTINUED)
EMC, 1.750%, 12/01/2011	$75,000	$73,219
ERP Operating, 3.850%, 08/15/2026	450,000	376,929
JetBlue Airways, 3.750%, 03/15/2035	100,000	77,000
Medtronic, 1.500%, 04/15/2011	475,000	441,750
Millipore, 3.750%, 06/01/2026	225,000	196,313
Newmont Mining, 1.250%, 07/15/2014	200,000	214,000
NovaGold Resources, 5.500%, 05/01/2015	50,000	13,250
UAL, 5.000%, 02/01/2021	125,000	61,250
Unisource Energy, 4.500%, 03/01/2035	400,000	362,500
Wyeth, 2.621%, 01/15/2024 (a)	150,000	148,605
YRC Worldwide, 3.375%, 11/25/2023	25,000	6,625
Total Convertible Corporate Bonds
(Cost $6,507,427)		6,074,622

	Shares
WARRANT – 0.7%
Utilities – 0.7%
Mirant*
(Cost $172,548)	31,400	130,310

CONVERTIBLE PREFERRED STOCK – 0.1%
Energy – 0.1%
El Paso Energy Capital Trust
(Cost $29,503)	900	23,040

SHORT-TERM INVESTMENT – 3.4%
AIM Short-Term Treasury Portfolio
(Cost $689,057)	689,057	689,057

Total Investments – 100.6%
(Cost $27,146,171)		20,221,210
Other Assets and Liabilities, Net – (0.6)%		(129,828)
Total Net Assets – 100.0%		$20,091,382

*	Non–income producing security.
(a)	Variable rate security at December 31, 2008.
ADR – American Depository Receipt
See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 93.0%
Banks – 8.9%
Abington Bancorp	15,900	$147,075
AJS Bancorp	2,000	23,400
Brooklyn Federal Bancorp	6,600	92,730
Chicopee Bancorp*	15,600	185,640
Comerica	2,700	53,595
Danvers Bancorp	9,400	125,678
ESSA Bancorp	4,100	57,933
Fox Chase Bancorp*	11,600	127,600
Hampden Bancorp	10,000	91,400
Ocean Shore Holding	7,300	50,005
Oritani Financial*	10,400	175,240
Roma Financial	6,804	85,662
State Bancorp	5,400	52,596
United Financial Bancorp	4,300	65,102
Westfield Financial	8,700	89,784
		1,423,440
Consumer Discretionary – 3.6%
AFC Enterprises*	40,700	190,883
American Eagle Outfitters	8,500	79,560
Cheesecake Factory*	5,500	55,550
Gentex	11,900	105,077
McCormick & Schmick’s Seafood Restaurants*	12,200	49,044
Mohawk Industries*	1,600	68,752
Standard Pacific*	18,200	32,396
		581,262
Consumer Staples – 11.1%
Alberto-Culver	8,100	198,531
Church & Dwight	3,650	204,838
Clorox	5,200	288,912
Hansen Natural*	7,300	244,769
Heineken Holding	4,800	136,180
Hershey	6,960	241,790
H.J. Heinz	6,500	244,400
J.M. Smucker	2,600	112,736
Tootsie Roll Industries	1,236	31,654
Viterra*	10,600	81,571
		1,785,381

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS – CONTINUED
DECEMBER 31, 2008

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 93.0% (CONTINUED)
Diversified Financials – 5.4%
Cowen Group*	10,523	$65,664
Fifth Street Finance	4,300	32,465
Franklin Resources	5,200	331,656
Invesco	12,100	174,724
Leucadia National	12,800	253,440
		857,949
Energy – 8.9%
Cimarex Energy	7,200	192,816
Hess	6,600	354,024
Hugoton Royalty Trust	16,900	271,245
Murphy Oil	1,800	79,830
Nexen	18,900	332,262
San Juan Basin Royalty Trust	6,300	195,111
		1,425,288
Healthcare – 4.1%
Aetna	4,200	119,700
Facet Biotech*	3,700	35,483
Henry Schein*	1,300	47,697
Patterson Companies*	3,400	63,750
Schering-Plough	22,800	388,284
		654,914
Industrials – 4.2%
Armstrong World Industries	4,400	95,128
Ceradyne*	9,800	199,038
Con-way	4,300	114,380
Toro	4,700	155,100
Tyco International	5,200	112,320
		675,966
Information Technology – 9.0%
CA	4,400	81,532
CACI International*	6,440	290,380
EMC*	13,200	138,204
NetApp*	12,500	174,625
Novellus Systems*	11,200	138,208
SAIC*	17,500	340,900

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS – CONTINUED
DECEMBER 31, 2008

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 93.0% (CONTINUED)
Information Technology – 9.0% (Continued)
Symantec*	14,100	$190,632
Zebra Technologies*	4,300	87,118
		1,441,599
Insurance – 22.5%
Alleghany*	120	33,840
AON	10,200	465,936
Arthur J. Gallagher	4,600	119,186
Assurant	4,300	129,000
Axis Capital Holdings	14,300	416,416
Chubb	6,100	311,100
Cincinnati Financial	9,300	270,351
Hanover Insurance Group	6,600	283,602
Lancashire Holdings	37,600	229,753
Max Capital Group	12,200	215,940
Platinum Underwriters Holdings	13,000	469,040
Progressive	13,900	205,859
Wesco Financial Group	427	122,934
Zenith National Insurance	10,600	334,642
		3,607,599
Metals & Mining – 4.5%
Horsehead Holding*	5,570	26,179
IAMGOLD	19,500	119,145
Kinross Gold	4,900	90,258
Newmont Mining	11,900	484,330
		719,912
Paper & Forest Products – 0.5%
Domtar*	9,100	15,197
Neenah Paper	4,500	39,780
Timberwest Forest	6,900	19,786
		74,763
Real Estate – 0.4%
Thomas Properties Group	23,800	61,642
Utilities – 9.9%
Calpine*	20,078	146,168
Calpine, Escrow Shares*	125,000	5,000
CMS Energy	21,500	217,365

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS – CONTINUED
DECEMBER 31, 2008

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 93.0% (CONTINUED)
Utilities – 9.9% (Continued)
El Paso Electric*	3,400	$61,506
Mirant*	20,900	394,383
NorthWestern	10,900	255,823
NV Energy	25,100	248,239
Reliant Energy*	12,400	71,672
Unisource Energy	6,300	184,968
		1,585,124
Total Common Stocks
(Cost $17,783,773)		14,894,839

	Par
CONVERTIBLE BOND – 0.7%
Symantec, 0.750%, 06/15/2011
(Cost $106,933)	$125,000	118,125

	Shares
WARRANT – 0.1%
Utilities – 0.1%
Mirant*
(Cost $22,068)	4,600	19,090

SHORT-TERM INVESTMENT – 8.6%
AIM Short–Term Treasury Portfolio
(Cost $1,373,824)	1,373,824	1,373,824

Total Investments – 102.4%
(Cost $19,286,598)		16,405,878
Other Assets and Liabilities, Net – (2.4)%		(381,262)
Total Net Assets – 100.0%		$16,024,616

*	Non-income producing security.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $27,146,171 and $19,286,598, respectively)	$20,221,210	$16,405,878
Cash	200	1,040
Receivable for investment securities sold	5,287	20,977
Receivable for dividends and interest	63,994	22,615
Receivable for capital shares sold	21,178	91,898
Receivable for adviser reimbursements, net	8,085	7,214
Prepaid expenses and other assets	19,839	17,080
Total assets	20,339,793	16,566,702

LIABILITIES:
Payable for investment securities purchased	161,987	463,352
Payable for capital shares redeemed	23,423	22,619
Accrued distribution fees	3,478	2,355
Accrued expenses and other liabilities	59,523	53,760
Total liabilities	248,411	542,086

NET ASSETS	$20,091,382	$16,024,616

COMPOSITION OF NET ASSETS:
Portfolio capital	$27,579,369	$19,689,197
Distributions in excess of net investment income	(25,412)	(3,958)
Accumulated net realized loss on investments	(537,672)	(779,919)
Net unrealized depreciation of investments	(6,924,903)	(2,880,704)
Total net assets	$20,091,382	$16,024,616

CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	1,851,610	1,331,206

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$10.85	$12.04

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$160,390	$24,584
Dividend income	227,835	213,106
Less: Foreign taxes withheld	(3,930)	(1,327)
Total investment income	384,295	236,363

EXPENSES:
Investment advisory fees	173,103	121,147
Offering costs	65,445	65,445
Directors’ fees	57,628	43,455
Legal fees	50,794	36,461
Administration fees	43,741	42,292
Fund accounting fees	39,201	36,293
Transfer agent fees	30,370	25,702
Audit fees	27,614	27,614
Distribution fees	18,946	12,659
Other expenses	15,401	13,892
Registration fees	15,266	14,944
Custodian fees	11,270	11,328
Postage and printing fees	3,464	1,909
Total expenses	552,243	453,141
Less: Fee waivers	(173,103)	(121,147)
Less: Reimbursed expenses	(143,091)	(166,794)
Total net expenses	236,049	165,200
NET INVESTMENT INCOME	148,246	71,163

REALIZED AND UNREALIZED LOSSES:
Net realized loss on investments	(552,140)	(764,416)
Net change in unrealized depreciation of investments	(6,860,410)	(2,846,430)
Net loss on investments	(7,412,550)	(3,610,846)

NET DECREASE IN NET
ASSETS RESULTING FROM OPERATIONS	$(7,264,304)	$(3,539,683)

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation Fund
		For the period
		September 28, 2007(1)
	Year Ended	to
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$148,246	$6,348
Net realized gain (loss) on investments	(552,140)	21,504
Net change in unrealized depreciation on investments	(6,860,410)	(64,493)
Net decrease resulting from operations	(7,264,304)	(36,641)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	23,743,136	8,155,359
Proceeds from reinvestment of distributions	182,415	6,376
Payments for shares redeemed	(4,566,416)	(285)
Redemption fees	16,988	—
Net increase from capital share transactions	19,376,123	8,161,450

DISTRIBUTIONS PAID FROM:
Net investment income	(166,867)	(6,822)
Net realized gains	(21,567)	—
Total distributions to shareholders	(188,434)	(6,822)

TOTAL INCREASE IN NET ASSETS	11,923,385	8,117,987

NET ASSETS:
Beginning of period	8,167,997	50,010
End of period (including undistributed
(distributions in excess of) net investment
income of $(25,412) and $0, respectively)	$20,091,382	$8,167,997

TRANSACTIONS IN SHARES:
Shares sold	1,694,655	542,839
Shares issued in reinvestment of distributions	17,176	426
Shares redeemed	(406,802)	(18)
Net increase	1,305,029	543,247

(1)	Inception date of the fund.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Opportunity Fund
		For the period
		September 28, 2007(1)
	Year Ended	to
	December 31, 2008	December 31, 2007
OPERATIONS:
Net investment income	$71,163	$8,817
Net realized loss on investments	(764,416)	(5,978)
Net change in unrealized depreciation on investments	(2,846,430)	(34,274)
Net decrease resulting from operations	(3,539,683)	(31,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,344,630	5,877,349
Proceeds from reinvestment of distributions	73,907	20,839
Payments for shares redeemed	(2,683,607)	(195)
Redemption fees	7,947	—
Net increase from capital share transactions	13,742,877	5,897,993

DISTRIBUTIONS PAID FROM:
Net investment income	(74,309)	(9,168)
Net realized gains	—	(11,669)
Total distributions to shareholders	(74,309)	(20,837)

TOTAL INCREASE IN NET ASSETS	10,128,885	5,845,721

NET ASSETS:
Beginning of period	5,895,731	50,010
End of period (including undistributed
(distributions in excess of) net investment
income of $(3,958) and $0, respectively)	$16,024,616	$5,895,731

TRANSACTIONS IN SHARES:
Shares sold	1,152,108	389,481
Shares issued in reinvestment of distributions	6,226	1,392
Shares redeemed	(221,322)	(13)
Net increase	937,012	390,860

(1)	Inception date of the fund.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Capital Appreciation Fund
		September 28, 2007(1)
	Year Ended	through
	December 31, 2008	December 31, 2007
For a Fund share outstanding throughout the period

NET ASSET VALUE:
Beginning of period	$14.94	$15.00

OPERATIONS:
Net investment income	0.08	0.01
Net realized and unrealized loss on investments	(4.08)	(0.06)
Total from operations	(4.00)	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.01)
From net realized gains	(0.01)	—
Total distributions	(0.10)	(0.01)

Paid in capital from redemption fees	0.01	—

NET ASSET VALUE:
End of period	$10.85	$14.94

TOTAL RETURN	(26.67)%	(0.32	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$20,091	$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	3.51%	11.28	%(3)
After expense reimbursement	1.50%	1.50	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.07)%	(9.38	)%(3)
After expense reimbursement	0.94%	0.40	%(3)
Portfolio turnover rate	21%	5	%(2)

(1)	Inception date of the fund.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Opportunity Fund
		September 28, 2007(1)
	Year Ended	through
	December 31, 2008	December 31, 2007
For a Fund share outstanding throughout the period

NET ASSET VALUE:
Beginning of period	$14.96	$15.00

OPERATIONS:
Net investment income	0.05	0.02
Net realized and unrealized loss on investments	(2.92)	(0.01)
Total from operations	(2.87)	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.06)	(0.02)
From net realized gains	—	(0.03)
Total distributions	(0.06)	(0.05)

Paid in capital from redemption fees	0.01	—

NET ASSET VALUE:
End of period	$12.04	$14.96

TOTAL RETURN	(19.14)%	0.11	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,025	$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	4.11%	14.50	%(3)
After expense reimbursement	1.50%	1.50	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.96)%	(12.27	)%(3)
After expense reimbursement	0.65%	0.73	%(3)
Portfolio turnover rate	66%	18	%(2)

(1)	Inception date of the fund.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), on January 1, 2008.  FAS 157 requires the Funds to classify its securities based on a valuation method, using the following levels:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the investment risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2008:

	Capital Appreciation Fund		Opportunity Fund
		Other		Other
	Investments	Financial	Investments	Financial
Description	in Securities	Instruments*	in Securities	Instruments*
Level 1 – Quoted prices	$14,115,588	$—	$16,282,753	$—
Level 2 – Other significant observable inputs	6,074,622	—	118,125	—
Level 3 – Significant unobservable inputs	31,000	—	5,000	—
Total	$20,221,210	$—	$16,405,878	$—

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument (none held as of December 31, 2008).

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
DECEMBER 31, 2008

The following is a reconciliation of Level 3 assets from which significant unobservable inputs were used to determine fair value.

	Capital	Opportunity
	Appreciation Fund	Fund
	Investments	Investments
	in Securities	in Securities
Balance as of 12/31/2007	$—	$—
Accrued discounts/ premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	(86,907)	(12,617)
Net purchases (sales)	75,625	—
Transfers in and/or out of Level 3	42,282	17,617
Balance as of 12/31/2008	$31,000	$5,000

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  The Funds recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes.”  As of December 31, 2008, there were no such uncertainties recognized in the accompanying financial statements.

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
DECEMBER 31, 2008

Offering costs for each Fund  were amortized on a straight-line basis over the first twelve months after commencement of operations of the Funds.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended December 31, 2008, the following reclassifications were made on the Statement of Assets & Liabilities:

	Undistributed Net	Accumulated Net	Portfolio
	Investment Income	Realized Gain	Capital
Capital Appreciation Fund	$(6,791)	$15,005	$(8,214)
Opportunity Fund	(812)	839	(27)

3.  INVESTMENT TRANSACTIONS

During the fiscal year ended December 31, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	Purchases	Sales
Capital Appreciation Fund	$22,828,828	$2,987,464
Opportunity Fund	19,853,959	6,435,748

There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at December 31, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$478,035	$(7,601,613)	$(7,123,578)	$27,344,846
Opportunity Fund	679,834	(3,599,785)	(2,919,951)	19,325,845

At December 31, 2008, the Funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other		Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Losses	Depreciation	Earnings (Deficit)
Capital Appreciation Fund	$—	$(364,409)	$(7,123,578)	$(7,487,987)
Opportunity Fund	—	(744,630)	(2,919,951)	(3,664,581)

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
DECEMBER 31, 2008

As of December 31, 2008, Opportunity Fund had capital loss carryovers of $311,833, which if not offset by subsequent capital gains, will expire in 2016.  As of December 31, 2008, Capital Appreciation Fund and Opportunity Fund had $343,957 and $416,338, respectively, of deferred, on a tax basis, post-October losses.

The tax character of distributions paid during the fiscal year ended December 31, 2008 were as follows:

	Ordinary	Return of	Long Term
	Income	Capital	Capital Gains	Total
Capital Appreciation Fund	$180,221	$8,213	$—	$188,434
Opportunity Fund	72,626	1,683	—	74,309

The tax character of distributions paid during the fiscal period ended December 31, 2007 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$ 6,822	$—	$ 6,822
Opportunity Fund	20,837	—	20,837

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 28, 2010 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Capital Appreciation Fund	Opportunity Fund
12/31/2010	$156,132	$156,522
12/31/2011	316,194	287,941
Total	$472,326	$444,463

As of December 31, 2008, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS – CONTINUED
DECEMBER 31, 2008

reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the fiscal year ended December 31, 2008, Capital Appreciation Fund and Opportunity Fund incurred expenses of $18,946 and $12,659, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”).  FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.  The funds are required to provide enhanced disclosures about (a) how and why the Funds use derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Funds’ financial position, financial performance, and cash flows.  FAS 161 is effective for financial statements issued for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.  The Funds do not expect FAS 161 to have a material impact on their financial statements.

PROSPECTOR FUNDS, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of Prospector Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Prospector Funds, Inc., comprised of, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (the Funds) as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 23, 2009

PROSPECTOR FUNDS, INC.

ADDITIONAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-PFI-STOCK or 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.0% and 100.0% for Capital Appreciation Fund and Opportunity Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2008 were 100.0% and 100.0% for Capital Appreciation Fund and Opportunity Fund, respectively.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended December 31, 2008 were 48.5% and 12.5% for Capital Appreciation Fund and Opportunity Fund, respectively.

The percent of ordinary income distributions designated as short-term capital gain distributions for the fiscal year ended December 31, 2008 were 9.7% and 0.0% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
DECEMBER 31, 2008

DIRECTORS & OFFICERS

Number of
Portfolios
			Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served	5 Years	by Director	Served
INDEPENDENT BOARD MEMBERS
Harvey D. Hirsch*	Director	Since	Senior Vice President,	2	None
Year of Birth: 1941		September 7,	Marketing, Van Eck
		2007	Associates Corporation, an
investment adviser,
since May 2007.
Independent (self-employed)
marketing consultant from
1996 to May 2007.
Joseph Klein III*	Director	Since	Managing Director of Gauss	2	BioMarin
Year of Birth: 1961		September 7,	Capital Advisors, LLC, a		Pharmaceutical,
		2007	financial consulting and		Inc.
			investment advisory firm		ISIS
			focused on biopharmaceuticals		Pharmaceuticals,
			since he founded the company		Inc.
			in March 1998. Founding Venture Partner of Red Abbey Venture Partners, LP, a private health venture fund, since September 2003.		OSI Pharmaceuticals, Inc. Savient Pharmaceuticals, Inc. PDL BioPharma Inc.

Roy L. Nersesian*	Director	Since	Associate professor of the	2	None
Year of Birth: 1939		September 7,	School of Business, Monmouth
		2007	University, since September 1985.
Adjunct Professor of the Center
for Energy and Marine
Transportation, Columbia
University, since September 2000.
Consultant, Poten & Partners,
provider of brokerage and
consulting services to the energy
and ocean transportation
industries, since September 1992.

PROSPECTOR FUNDS, INC.

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
DECEMBER 31, 2008

Number of
Portfolios
			Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served	5 Years	by Director	Served

John T. Rossello, Jr.*	Director	Since	Partner at	2	None
Year of Birth: 1951		September 7,	PricewaterhouseCoopers LLP
		2007	from October 1988 to June 2007

INTERESTED BOARD MEMBERS AND OFFICERS
John D. Gillespie†* Year of Birth: 1959	Director President	Since September 7, 2007	Managing member of Prospector Partners, LLC, an affiliate of the Investment Manager, and portfolio manager of the investment funds sponsored by Prospector Partners, LLC since 1997. Chairman and President of White Mountains Advisors, an investment adviser, from 2002 to 2005.	2	White Mountains Insurance Group, Ltd.

Richard P. Howard	Executive	Since	Portfolio Manager at	N/A	OneBeacon
Year of Birth: 1946	Vice	September 7,	Prospector Partners, LLC		Insurance
	President	2007	since August 2005.		Group, Ltd.
			Managing Director of White
			Mountains Advisors, LLC from
			2001 to August 2005.
			Senior Vice President of
			OneBeacon Insurance Group
			from 2001 to August 2005.
Kevin R. O’Brien	Executive	Since	Portfolio Manager at	N/A	None
Year of Birth: 1963	Vice	September 7,	Prospector Partners, LLC
	President	2007	since April 2003.
			Managing Director of White
			Mountains Advisors, LLC from
			April 2003 to August 2005.

PROSPECTOR FUNDS, INC.

ADDITIONAL INFORMATION (UNAUDITED) – CONTINUED
DECEMBER 31, 2008

Number of
Portfolios
			Principal	in Fund
Name,		Length	Occupation	Complex	Other
Year of Birth		of Time	During Past	Overseen	Directorships
and Address^	Position	Served	5 Years	by Director	Served

Peter N. Perugini, Jr.	Secretary	Secretary	Chief Financial Officer at	N/A	None
Year of Birth: 1970	Treasurer	since	Prospector Partners, LLC
		September 7, 2007	since 2000.
		Treasurer	Controller of Prospector
		since	Partners, LLC
		June 6,	from 1997-2000.
2007

Kim Just	Chief	Since	Chief Compliance Officer at	N/A	None
Year of Birth: 1967	Compliance	September 7,	Prospector Partners, LLC
	Officer	2007	since March 2006.
Manager, Whittlesey & Hadley,
P.C., an accounting services
firm from September 1997 to
March 2006.
Brian Wiedmeyer	Assistant	Since	Assistant Vice President for	N/A	None
Year of Birth: 1973	Secretary	September 7,	US Bancorp Fund Services, LLC,
		2007	a mutual fund service provider,
since January 2005.
Accounting Operations
Manager for UMB Fund Services,
a mutual fund service provider,
from 2003 to 2005.
Douglas Schafer	Assistant	Since	Compliance Officer for US	N/A	None
Year of Birth: 1970	Secretary	September 7,	Bancorp Fund Services, LLC,
		2007	a mutual fund service provider,
since April 2002.

^	The address for all directors and officers is 370 Church Street, Guilford, Connecticut 06437.
*	Each of the Company’s directors was elected by written consent of the sole shareholder of the Funds’ on September 7, 2007.
†	John D. Gillespie is an interested director of the Fund because he is also the managing member of the Investment Manager.

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-PFI-STOCK.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  John Rossello, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal periods.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were for the audit of the registrant’s seed financial statements.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal periods for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2008	FYE 12/31/2007
Audit Fees	$47,000	$45,000
Audit-Related Fees	$0	$0
Tax Fees	$5,800	$5,000
All Other Fees	$0	$5,000

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services that exceed $5,000 of the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The audit committee noted that as indicated in the table below, for the registrant’s prior two fiscal periods, no fees were billed by the registrant’s independent public accountants in connection with non-audit services rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*   /s/ John D. Gillespie
John D. Gillespie, President

Date  February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/  John D. Gillespie
John D. Gillespie, President

Date  February 27, 2009

By (Signature and Title)*   /s/ Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date  February 27, 2009

* Print the name and title of each signing officer under his or her signature.